Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of classes of share capital
The following table shows the changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2023, 2024 and 2025. All of the shares of common stock of Sony Group Corporation are issued with no par value, and the issued stock was fully paid.

	Number of shares
	Fiscal year ended March 31
	2023	2024	2025* 1

Balance at beginning of the fiscal year	1,261,081,781	1,261,081,781	1,261,231,889

Issuance of new shares	-	150,108	-

Decrease by cancellation of treasury stock *2	-	-	(105,899,600)

Increase by stock split	-	-	4,994,478,356

Balance at end of the fiscal year	1,261,081,781	1,261,231,889	6,149,810,645

*1	As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*2
Included in the number of shares that were decreased by cancellation of treasury stock for the fiscal year ended March 31, 2025 were
 12,612,300 shares (before the stock split) cancelled on April 10, 2024 and 93,287,300 shares (after the stock split) cancelled on December 3, 2024.

Summary of dividends
Dividends whose record date falls in the fiscal years ended March 31, 2024 and 2025, and whose effective date falls in the subsequent period are as follows:

(Resolution)	Type of shares	Total amount of dividends (Yen in millions)	Source of dividends	Dividends per share (Yen)		Record date	Effective date
Board of Directors May 14, 2024	Common stock	54,965	Retained earnings	45.00	* 1	March 31, 2024	June 10, 2024
Board of Directors May 14, 2025	Common stock	60,250	Retained earnings	10.00	* 2	March 31, 2025	June 2, 2025
As of October 1, 2024, Sony Group Corporation conducted a five-for-one stock split of its common stock.
*1 The amount prior to the stock split.
*2 The amount after the stock split.

Summary Of Changes In Accumulated Other Comprehensive Income By Item Explanatory
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Balance at April 1, 2022	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2023
Changes in equity instruments measured at fair value through other comprehensive income	27,412	(36,862)	298	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income	859,037	(819,192)	-	39,845
Cash flow hedges	6,034	12,379	-	18,413
Remeasurement of defined benefit pension plans	-	18,891	(18,891)	-
Exchange differences on translating foreign operations	337,678	175,525	-	513,203
Insurance finance income (expenses)	(1,911,350)	727,716	-	(1,183,634)
Share of other comprehensive income of investments accounted for using the equity method	2,864	3,699	-	6,563
Other	336	(144)	-	192

Total	(677,989)	82,012	(18,593)	(614,570)

	Yen in millions
	Balance at April 1, 2023	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2024
Changes in equity instruments measured at fair value through other comprehensive income	(9,152)	(53,814)	(12,326)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income	39,845	(704,636)	-	(664,791)
Cash flow hedges	18,413	1,352	-	19,765
Remeasurement of defined benefit pension plans	-	25,875	(25,875)	-
Exchange differences on translating foreign operations	513,203	439,490	-	952,693
Insurance finance income (expenses)	(1,183,634)	563,396	-	(620,238)
Share of other comprehensive income of investments accounted for using the equity method	6,563	5,348	(20)	11,891
Other	192	(283)	-	(91)

Total	(614,570)	276,728	(38,221)	(376,063)

	Yen in millions
	Balance at April 1, 2024	Other comprehensive income attributable to Sony Group Corporation’s stockholders	Transfer to retained earnings	Balance at March 31, 2025
Changes in equity instruments measured at fair value through other comprehensive income	(75,292)	(12,531)	29,508	(58,315)

Changes in debt instruments measured at fair value through other comprehensive income	(664,791)	(681,515)	-	(1,346,306)

Cash flow hedges	19,765	(4,295)	-	15,470

Remeasurement of defined benefit pension plans	-	10,583	(10,583)	-

Exchange differences on translating foreign operations	952,693	(79,179)	-	873,514

Insurance finance income (expenses)	(620,238)	568,291	(8,738)	(60,685)

Share of other comprehensive income of investments accounted for using the equity method	11,891	(1,248)	(1)	10,642

Other	(91)	(676)	-	(767)

Total	(376,063)	(200,570)	10,186	(566,447)

Summary of analysis of other comprehensive income by item

Each component of other comprehensive income and the related tax effect including noncontrolling interests for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2023	2024	2025
Items that will not be reclassified to profit or loss

Changes in equity instruments measured at fair value through other comprehensive income

Amount incurred during the year	(45,708)	(70,838)	(16,607)

Total before tax	(45,708)	(70,838)	(16,607)

Tax expense or (benefit)	8,846	17,024	4,076

Net of tax	(36,862)	(53,814)	(12,531)

Remeasurement of defined benefit pension plans
Amount incurred during the year	27,136	37,225	15,133

Total before tax	27,136	37,225	15,133

Tax expense or (benefit)	(8,245)	(11,350)	(4,550)

Net of tax	18,891	25,875	10,583

Share of other comprehensive income of investments accounted for using the equity method

Amount incurred during the year	197	704	(1,287)

Total before tax	197	704	(1,287)

Tax expense or (benefit)	(52)	(91)	376

Net of tax	145	613	(911)

Total	(17,826)	(27,326)	(2,859)

Items that may be reclassified subsequently to profit or loss

Changes in debt instruments measured at fair value through other comprehensive income

Amount incurred during the year	(1,132,497)	(973,877)	(975,677)

Reclassification to profit or loss	(5,300)	(4,713)	4,537

Total before tax	(1,137,797)	(978,590)	(971,140)

Tax expense or (benefit)	318,605	273,954	289,625

Net of tax	(819,192)	(704,636)	(681,515)

Cash flow hedges
Amount incurred during the year	(12,975)	(15,032)	(5,384)

Reclassification to profit or loss	30,813	16,982	433

Total before tax	17,838	1,950	(4,951)

Tax expense or (benefit)	(5,459)	(598)	656

Net of tax	12,379	1,352	(4,295)

	Yen in millions
	Fiscal year ended March 31
Comprehensive income components	2023	2024	2025

Insurance finance income (expenses)
Amount incurred during the year	1,010,717	782,495	788,366
Reclassification to profit or loss	-	-	-

Total before tax	1,010,717	782,495	788,366

Tax expense or (benefit)	(283,001)	(219,099)	(220,075)

Net of tax	727,716	563,396	568,291

Exchange differences on translating foreign operations
Amount incurred during the year	177,645	441,943	(78,193)

Reclassification to profit or loss	630	463	(1,073)

Total before tax	178,275	442,406	(79,266)

Tax expense or (benefit)	-	-	-

Net of tax	178,275	442,406	(79,266)
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	3,554	4,735	(337)

Reclassification to profit or loss	-	-	-

Total before tax	3,554	4,735	(337)
Tax expense or (benefit)	-	-	-

Net of tax	3,554	4,735	(337)
Other
Amount incurred during the year	(200)	(393)	(953)

Reclassification to profit or loss	-	-	-

Total before tax	(200)	(393)	(953)

Tax expense or (benefit)	56	110	277

Net of tax	(144)	(283)	(676)

Total	102,588	306,970	(197,798)

Total other comprehensive income	84,762	279,644	(200,657)